Related party transactions - Amounts Due To And From Related Parties (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	$ 722,968	$ 1,161,649
Short-Term Loan Interest Bearing- Related Parties	73,814	27,061
Long-Term Interest Bearing Liabilities- Related Parties	1,413,257	43,643
Interest expense - related parties	92,034	37,946	$ 30,832
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	223,207	128,285
Volvo Cars
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	494,170	1,089,144
Short-Term Loan Interest Bearing- Related Parties	44,878	17,133
Long-Term Interest Bearing Liabilities- Related Parties	1,049,828	43,643
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	167,989	124,531
Wuhan Lotus Cars Co., LTD.
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	195,255	70,583
Short-Term Loan Interest Bearing- Related Parties	10,628	9,928
Long-Term Interest Bearing Liabilities- Related Parties	363,429	0
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	44,979	3
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	30,668	0
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	4,574	0
Geely
Disclosure of transactions between related parties [line items]
Short-Term Loan Interest Bearing- Related Parties	18,308	0
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	4,177	0
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	2,124	1,389
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	954	3,751
Other related parties
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	751	533
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	$ 534	$ 0